Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
December 17, 2019
Ms. Alison White
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Funds, Inc. (thce "Registrant")
Post-Effective Amendment No. 266 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572
Dear Ms. White,
Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant is filing a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”) with the Securities and Exchange Commission.
The Amendment is being filed as an annual update for the Registrant’s series with an October 31 fiscal year end. In the Amendment, the Registrant updated disclosures to include supplements and other changes over the year and to make changes related to Staff comments to other filings in the Registrant's fund complex. The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including for example, performance related to calendar year end information, expense information, financial highlights, incorporation by reference of information from the annual report, 5% and 25% ownership information, and market capitalization data.
Additionally, the Registrant added disclosures in the sales charge variation appendix that apply to Janney Montgomery Scott and Edward D. Jones & Co. customers. Pursuant to Division of Investment Management Guidance No. 2016-06 (December 2016), the Registrant will file separate correspondence requesting template filing relief for such disclosures, that they be considered the template, and that the changes be incorporated into a replicate filing submitted pursuant to Rule 485(b) for the Registrant’s series with an August 31 fiscal end.
The Amendment consists of the following: (1) facing page; (2) Part A (a prospectus that includes each of the Registrant's series with an October 31 fiscal year end in the share classes listed); (3) Part B (a Statement of Additional Information for such series); (4) Part C; and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s series with an August 31 fiscal year end.
If you have questions or comments, please call me at 515-235-1209.
Sincerely,
/s/ Britney Schnathorst
Britney Schnathorst
Assistant Counsel and Assistant Secretary, Registrant
Attachments